Segment Information	12 Months Ended
May 31, 2013
Segment Reporting [Abstract]
Segment Information
21.	SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. The six operating segments are identified as language training and test preparation, primary and secondary school education, on-line education, content development and distribution, post-secondary education and overseas study consulting services. Language training and test preparation and primary and secondary education have been identified as reportable segments. Online education, content development and distribution, post-secondary education and overseas study consulting services operating segments were aggregated as others because individually they do not exceed the 10% quantitative threshold.

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2011

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	467,542	13,766	58,543	539,851

Operating costs and expenses:
Cost of revenues	(182,528)	(6,398)	(23,952)	(212,878)
Selling and marketing	(61,477)	(637)	(13,469)	(75,583)
General and administrative	(97,389)	(4,145)	(10,672)	(112,206)
Unallocated corporate expenses	—	—	—	(43,475)

Total operating costs and expenses	(341,394)	(11,180)	(48,093)	(444,142)

Loss on disposal of subsidiaries	—	—	—	(1,537)

Operating income	126,148	2,586	10,450	94,172

Segment assets	312,198	47,821	76,227	436,246
Unallocated corporate assets	—	—	—	427,124

Total assets	312,198	47,821	76,227	863,370

For the year ended May 31, 2012

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	644,981	17,757	90,457	753,195

Operating costs and expenses:
Cost of revenues	(245,169)	(8,160)	(39,519)	(292,848)
Selling and marketing	(77,064)	(1,335)	(19,481)	(97,880)
General and administrative	(149,316)	(5,532)	(14,967)	(169,815)
Unallocated corporate expenses	—	—	—	(72,492)

Total operating costs and expenses	(471,549)	(15,027)	(73,967)	(633,035)

Operating income	173,432	2,730	16,490	120,160

Segment assets	436,403	52,839	159,321	648,563
Unallocated corporate assets	—	—	—	480,254

Total assets	436,403	52,839	159,321	1,128,817

For the year ended May 31, 2013

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	818,550	20,712	120,592	959,854

Operating costs and expenses:
Cost of revenues	(328,663)	(8,396)	(47,118)	(384,177)
Selling and marketing	(96,064)	(1,712)	(27,670)	(125,446)
General and administrative	(198,718)	(6,648)	(27,438)	(232,804)
Unallocated corporate expenses	—	—	—	(94,862)

Total operating costs and expenses	(623,445)	(16,756)	(102,226)	(837,289)

Operating income	195,105	3,956	18,366	122,565

Segment assets	544,669	59,791	220,441	824,901
Unallocated corporate assets	—	—	—	528,540

Total assets	544,669	59,791	220,441	1,353,441

The Group primarily operates in the PRC. All of the identifiable assets of the Group are located in the PRC.